QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	22,987	$685,242
Cogent Communications Holdings Inc.	36,250	2,438,175
Liberty Global PLC, Class C Shares	125,000	2,876,250	*
Verizon Communications Inc.	11,466	679,590

Total Diversified Telecommunication Services		6,679,257

Entertainment - 3.5%
Activision Blizzard Inc.	40,000	3,340,800
Electronic Arts Inc.	43,965	6,131,799	*
Netflix Inc.	9,400	4,977,864	*
Take-Two Interactive Software Inc.	17,683	3,027,153	*
Zynga Inc., Class A Shares	785,742	7,118,822	*

Total Entertainment		24,596,438

Interactive Media & Services - 6.3%
Alphabet Inc., Class A Shares	4,913	8,005,881	*
Alphabet Inc., Class C Shares	9,018	14,737,035	*
Facebook Inc., Class A Shares	72,941	21,386,301	*

Total Interactive Media & Services		44,129,217

Wireless Telecommunication Services - 1.2%
Telephone & Data Systems Inc.	163,567	3,783,305
United States Cellular Corp.	124,337	4,523,380	*

Total Wireless Telecommunication Services		8,306,685

TOTAL COMMUNICATION SERVICES		83,711,597

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.	145,000	1,391,275

Hotels, Restaurants & Leisure - 0.4%
MGM Resorts International	135,000	3,037,500

Household Durables - 0.9%
PulteGroup Inc.	141,463	6,307,835

Internet & Direct Marketing Retail - 6.9%
Amazon.com Inc.	10,400	35,889,984	*
Booking Holdings Inc.	3,200	6,113,440	*
eBay Inc.	116,994	6,408,931

Total Internet & Direct Marketing Retail		48,412,355

Specialty Retail - 1.7%
Home Depot Inc.	43,323	12,348,788

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	1

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp.	29,177	$5,948,315	*
Ralph Lauren Corp.	25,000	1,720,750

Total Textiles, Apparel & Luxury Goods		7,669,065

TOTAL CONSUMER DISCRETIONARY		79,166,818

CONSUMER STAPLES - 4.7%
Beverages - 0.9%
Monster Beverage Corp.	74,269	6,228,198	*

Food & Staples Retailing - 0.8%
Kroger Co.	162,682	5,804,494

Food Products - 1.7%
Hershey Co.	43,323	6,439,531
Ingredion Inc.	64,190	5,163,443

Total Food Products		11,602,974

Household Products - 0.7%
Procter & Gamble Co.	35,366	4,892,179

Tobacco - 0.6%
Altria Group Inc.	35,000	1,530,900
Philip Morris International Inc.	34,000	2,712,860

Total Tobacco		4,243,760

TOTAL CONSUMER STAPLES		32,771,605

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Devon Energy Corp.	160,900	1,748,983
HollyFrontier Corp.	35,000	835,450
Valero Energy Corp.	75,029	3,945,775

TOTAL ENERGY		6,530,208

FINANCIALS - 8.4%
Banks - 2.7%
Associated Banc-Corp.	128,024	1,720,643
CIT Group Inc.	272,700	5,364,009
First Horizon National Corp.	229,879	2,195,345
JPMorgan Chase & Co.	34,138	3,420,286
Regions Financial Corp.	307,348	3,552,943
Zions Bancorp NA	91,377	2,938,684

Total Banks		19,191,910

Capital Markets - 0.7%
Ameriprise Financial Inc.	12,467	1,954,826
Bank of New York Mellon Corp.	43,500	1,608,630
BGC Partners, Inc., Class A Shares	551,300	1,389,276

Total Capital Markets		4,952,732

See Notes to Schedule of Investments.

2	QS U.S. Large Cap Equity Fund 2020 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
Consumer Finance - 1.9%
Ally Financial Inc.	62,200	$1,423,136
Discover Financial Services	57,911	3,073,916
Navient Corp.	464,177	4,219,369
Synchrony Financial	175,061	4,343,263

Total Consumer Finance		13,059,684

Diversified Financial Services - 0.7%
Berkshire Hathaway Inc., Class B Shares	23,878	5,206,359	*

Insurance - 1.2%
Allstate Corp.	30,945	2,877,885
Hartford Financial Services Group Inc.	93,632	3,787,414
Unum Group	84,000	1,552,320

Total Insurance		8,217,619

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
New Residential Investment Corp.	400,000	3,096,000

Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	620,700	5,691,819

TOTAL FINANCIALS		59,416,123

HEALTH CARE - 16.0%
Biotechnology - 5.1%
AbbVie Inc.	80,000	7,661,600
Amgen Inc.	28,263	7,159,583
Biogen Inc.	19,275	5,544,261	*
Regeneron Pharmaceuticals Inc.	9,283	5,754,810	*
United Therapeutics Corp.	28,000	2,994,880	*
Vertex Pharmaceuticals Inc.	25,000	6,978,000	*

Total Biotechnology		36,093,134

Health Care Equipment & Supplies - 2.0%
Edwards Lifesciences Corp.	59,823	5,135,206	*
Haemonetics Corp.	22,988	2,061,104	*
West Pharmaceutical Services Inc.	23,430	6,653,183

Total Health Care Equipment & Supplies		13,849,493

Health Care Providers & Services - 5.2%
Amedisys Inc.	8,800	2,128,720	*
Chemed Corp.	11,494	5,943,662
CVS Health Corp.	55,000	3,416,600
Humana Inc.	18,567	7,708,462
Molina Healthcare Inc.	33,598	6,214,622	*
UnitedHealth Group Inc.	36,400	11,376,820

Total Health Care Providers & Services		36,788,886

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	3

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
Health Care Technology - 0.7%
Veeva Systems Inc., Class A Shares	17,683	$4,991,381	*

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	105,000	6,531,000
Eli Lilly & Co.	8,753	1,298,858
Johnson & Johnson	29,310	4,496,447
Merck & Co. Inc.	100,000	8,527,000

Total Pharmaceuticals		20,853,305

TOTAL HEALTH CARE		112,576,199

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	16,091	6,279,674

Airlines - 0.3%
JetBlue Airways Corp.	170,340	1,962,317	*

Electrical Equipment - 0.4%
GrafTech International Ltd.	457,600	3,047,616

Industrial Conglomerates - 0.6%
Carlisle Cos. Inc.	30,000	3,928,500

Machinery - 1.3%
Cummins Inc.	9,100	1,885,975
Dover Corp.	39,787	4,370,204
Parker-Hannifin Corp.	15,030	3,096,330

Total Machinery		9,352,509

Professional Services - 1.6%
Exponent Inc.	70,000	5,631,850
FTI Consulting Inc.	49,070	5,631,273	*

Total Professional Services		11,263,123

Road & Rail - 0.4%
Kansas City Southern	15,030	2,736,061

Trading Companies & Distributors - 1.0%
HD Supply Holdings Inc.	41,600	1,649,856	*
W.W. Grainger Inc.	14,323	5,234,054

Total Trading Companies & Distributors		6,883,910

TOTAL INDUSTRIALS		45,453,710

INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 1.1%
Cisco Systems Inc.	190,091	8,025,642

Electronic Equipment, Instruments & Components - 0.6%
Jabil Inc.	123,779	4,227,053

See Notes to Schedule of Investments.

4	QS U.S. Large Cap Equity Fund 2020 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	SHARES	VALUE
IT Services - 3.2%
Mastercard Inc., Class A Shares	18,000	$6,447,420
PayPal Holdings Inc.	56,585	11,551,262	*
Switch Inc., Class A Shares	100,000	1,720,000
Visa Inc., Class A Shares	12,378	2,624,012

Total IT Services		22,342,694

Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials Inc.	69,495	4,280,892
Intel Corp.	30,172	1,537,264
Lam Research Corp.	22,104	7,434,459
Micron Technology Inc.	71,000	3,231,210	*
NVIDIA Corp.	26,347	14,095,118

Total Semiconductors & Semiconductor Equipment		30,578,943

Software - 11.8%
Adobe Inc.	22,988	11,801,809	*
Dropbox Inc., Class A Shares	145,883	3,088,343	*
Fortinet Inc.	48,628	6,419,139	*
Intuit Inc.	21,838	7,542,627
Manhattan Associates Inc.	20,300	1,974,175	*
Microsoft Corp.	154,724	34,894,904
Qualys Inc.	26,525	2,815,364	*
salesforce.com Inc.	24,000	6,543,600	*
Slack Technologies Inc., Class A Shares	125,000	4,105,000	*
Zoom Video Communications Inc., Class A Shares	12,000	3,901,200	*

Total Software		83,086,161

Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc.	406,400	52,441,856
Xerox Holdings Corp.	55,000	1,037,300

Total Technology Hardware, Storage & Peripherals		53,479,156

TOTAL INFORMATION TECHNOLOGY		201,739,649

MATERIALS - 3.7%
Chemicals - 1.6%
CF Industries Holdings Inc.	45,000	1,468,350
Eastman Chemical Co.	66,000	4,825,260
Huntsman Corp.	221,036	4,778,798

Total Chemicals		11,072,408

Containers & Packaging - 0.4%
International Paper Co.	91,066	3,302,964

Metals & Mining - 1.1%
Southern Copper Corp.	45,000	2,164,500
Steel Dynamics Inc.	185,670	5,480,979

Total Metals & Mining		7,645,479

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	5

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY		SHARES	VALUE
Paper & Forest Products - 0.6%
Domtar Corp.		150,304	$4,286,670

TOTAL MATERIALS			26,307,521

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Boston Properties Inc.		35,000	3,040,450
CoreCivic Inc.		310,000	2,886,100
CoreSite Realty Corp.		18,500	2,265,325
Gaming and Leisure Properties Inc.		40,822	1,483,880
Lamar Advertising Co., Class A Shares		54,994	3,807,234
Life Storage Inc.		48,274	5,089,528
Omega Healthcare Investors Inc.		70,900	2,195,773

TOTAL REAL ESTATE			20,768,290

UTILITIES - 3.5%
Electric Utilities - 1.9%
ALLETE Inc.		75,154	4,055,310
IDACORP Inc.		26,525	2,384,597
NRG Energy Inc.		132,621	4,563,489
OGE Energy Corp.		70,732	2,253,521

Total Electric Utilities			13,256,917

Gas Utilities - 0.9%
National Fuel Gas Co.		77,000	3,514,280
Spire Inc.		48,628	2,830,636

Total Gas Utilities			6,344,916

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.		294,421	5,225,973

TOTAL UTILITIES			24,827,806

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $454,144,344)			693,269,526

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,300,107)	0.030%	1,300,107	1,300,107

TOTAL INVESTMENTS - 98.7% (Cost - $455,444,451)			694,569,633
Other Assets in Excess of Liabilities - 1.3%			9,413,875

TOTAL NET ASSETS - 100.0%			$703,983,508

*	Non-income producing security.

See Notes to Schedule of Investments.

6	QS U.S. Large Cap Equity Fund 2020 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2020

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	46	9/20	$7,753,645	$8,047,470	$293,825

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$693,269,526	—	—	$693,269,526
Short-Term Investments†	1,300,107	—	—	1,300,107

Total Investments	$694,569,633	—	—	$694,569,633

Other Financial Instruments:
Futures Contracts	$293,825	—	—	$293,825

Total	$694,863,458	—	—	$694,863,458

†	See Schedule of Investments for additional detailed categorizations.

10